Taxation - Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 185,194	$ 29,061	¥ 283,372	¥ 355,398
Deferred	(151,188)	(23,725)	(22,427)	144,963
Income tax expense	¥ 34,006	$ 5,336	¥ 260,945	¥ 500,361